Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2015	May 31, 2025	May 31, 2025	May 31, 2025
C000023273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	The Fairholme Fund
C000082377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
Without Sales Load [Member] | C000023273
Average Annual Return [Line Items]
Average Annual Return, Percent			(13.61%)	10.47%	4.90%
Without Sales Load [Member] | C000082377
Average Annual Return [Line Items]
Average Annual Return, Percent			11.38%	10.21%	6.18%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.52%	15.94%	12.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.46%	(0.90%)	1.49%